RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS [Text Block]

4 RECENT ACCOUNTING PRONOUNCEMENTS

Amendments to IAS 1 - Presentation of Financial Statements

In October 2022, IASB issued amendments to IAS 1 which were incorporated into Part I of the CPA Canada Handbook - Accounting in December 2022.

The amendments require an entity to disclose, in specific circumstances, information in the notes that enables financial statement user to understand the risk that non-current liabilities with covenants could become repayable within 12 months after the reporting period. As part of the amendments, a provision was added to clarify that only covenants that an entity must comply with on or before the reporting date would affect a liability's classification as current or non-current, even if compliance with the covenant is only assessed after the entity's reporting date. Covenants which an entity must comply with after the reporting date would not affect classification of a liability as current or non-current at the reporting date. An entity that applies these amendments early is also required to apply the January 2020 amendments at the same time, and vice versa.

The amendments are effective for annual periods beginning on or after January 1, 2024. These amendments have no impact on Integra's financial statements as Integra has already classified the convertible loans as current liabilities because the Company does not have the right to defer settlement of the liability for at least twelve months after the reporting period, even though the Company complies with all the loan covenants at the end of the reporting period.

Amendments to IAS 16 - Leases

The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of gain or loss that relates to the right of use it retains. The IASB has not prescribed a particular method for measuring the lease liability. A seller-lessee must apply the amendments retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

Pronouncements issued but not yet effective

IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1 presentation of Financial Statements. IFRS 18 introduces a specified structure for the income statement by requiring income and expenses to be presented into three defined categories (operating, investing and financing), and by specifying certain defined totals and subtotals. Where company-specific measures related to the income statement are provided ("management-defined performance measures"), IFRS 18 requires disclosure of the explanations around those measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements, nor will it impact which items are classified in other comprehensive income and how these items are classified. This standard is effective for reporting periods beginning on or after January 1, 2027, including for interim financial statements. Retrospective application is required and early application is permitted. The Company is currently assessing the effect of this new standard on its financial statements.

IFRS 9 - Financial Instrument and IFRS 7 - Financial Instruments: Disclosure

In May 2024, the IASB issued amendments to the classification and measurement of financial instruments. These amendments updated classified and measurement requirements in IFRS 9 Financial Instrument and related disclosure requirement in IFRS 7 Financial Instruments: Disclosure. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance ("EGS")-linked features and other similar contingent features. The IASB also added disclosure requirements to provide additional transparency regarding equity investments designated at fair value through other comprehensive income and financial instruments with contingent features such as those related to EGS requirements.

The amendments are effective for annual periods beginning on or after January 1, 2026 and is not expected to have a material impact on the Company.